Significant related party transactions and balances - Fair value of due from related parties (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024	Jan. 01, 2024
Significant related party transactions and balances
BTC	$ (48,008)	$ 4,130	$ 3,058
ETH	(4,368)	155	1,161
USDS	92,586		1,734
USDC	(37,139)		819
USDT	20,356		734
ADA	33	(35)
BCH	85	(13)
DOT	(22)	(10)
XRP	(236)	(119)
Total	23,287	$ 4,108	$ 7,506
USDS
Significant related party transactions and balances
Currency equivalent for each unit of the crypto token	$ 1